TAXES - Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
TAXES
Loss before income taxes	$ (4,997,292)	$ (2,244,424)	$ (1,303,413)	$ 419,560	$ 64,151
PRC
TAXES
Loss before income taxes	(971,211)	(432,079)	(941,937)	$ (689,505)	$ 64,151
Hong Kong and other jurisdictions
TAXES
Loss before income taxes	$ (4,083,089)	$ (1,812,345)
Cayman
TAXES
Loss before income taxes			$ 323,543